Events After the Reporting Period	12 Months Ended
Dec. 31, 2019
Events After the Reporting Period
Events After the Reporting Period

(G.8) Events After the Reporting Period

At the beginning of 2020, SAP modified its organizational structure to strengthen the focus on customer success and employee engagement while driving innovation and simplicity. The set-up moving forward aims at raising synergies, reducing complexity while initiating key steps towards further integration. The organizational changes will also affect SAP’s segment reporting. SAP has already started the process of redefining its management reporting under the new organizational structure, which the segment reporting will follow.

Other than that, no events have occurred since December 31, 2019, that have a material impact on the Company’s Consolidated Financial Statements.